Plan’s Interest in Master Trust	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Master Trust [Line Items]
Plan’s Interest in Master Trust	Investment in Zurn Elkay Master Trust
A portion of the Plan's investments are in the Master Trust, which was established effective January 1, 2023 for the investment of assets of the Plan and another Company-sponsored retirement plan. Each plan is a sub-account under the Master Trust. The Plan may invest in any or all of the investments in the Master Trust. Financial information relating to the investments in the Master Trust is included in the financial statements and is based on information provided by the Trustee.
Investment income (loss) and administrative expenses relating to the Master Trust are allocated to the individual plans based upon units of participation held by each plan. Administrative and investment management expenses are paid from the Master Trust and are allocated to the Plan as a reduction of investment income (loss).
The following table presents the net assets of the Master Trust at December 31, 2025 and December 31, 2024:

	2025		2024
	Master Trust	Plan's Interest in Master Trust	Master Trust	Plan's Interest in Master Trust
Assets
Investments
Mutual funds	$294,121,714	$281,117,161	$268,240,659	$254,215,724
Common stock	—	—	15,859,699	15,859,699
Common/collective trust	—	—	5,077,121	4,425,479
Net Assets Available For Benefits	$294,121,714	$281,117,161	$289,177,479	$274,500,902
During the year ended December 31, 2025, changes in the Master Trust investments were as follows:

2025
Investment Income
Net change in fair value of investments	$43,552,149